Remuneration of key management personnel	12 Months Ended
Dec. 31, 2018
Remuneration of key management personnel
Remuneration of key management personnel

26.   Remuneration of key management personnel

The remuneration of the key management personnel, which comprises the Company’s management committee, during the years ended December 31 is as follows:

	2018	2017	2016
	US$'000	US$'000	US$'000
Fixed remuneration	6,068	5,625	5,611
Variable remuneration	—	3,710	4,007
Contributions to pension plans and insurance policies	379	215	285
Share-based compensation	1,777	1,738	—
Termination benefits	2,284	—	22,672
Other remuneration	23	17	177
Total	10,531	11,305	32,752

During the year ended December 31, 2016, severance benefits were accrued in the amount of $22,672 thousand, related to the resignation of the former Company’s Executive Chairman.

During 2018, 2017 and 2016, no loans and advances have been granted to key management personnel.